UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-04873

                         The GAMCO Growth Fund

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The GAMCO Growth Fund

Semiannual Report — June 30, 2019

(Y)our Portfolio Management Team

Howard F. Ward, CFA	Christopher D. Ward, CFA
Portfolio Manager	Associate Portfolio Manager

To Our Shareholders,

For the six months ended June 30, 2019, the net asset value (NAV) per Class I Share of The GAMCO Growth Fund increased 22.3% compared with an increase of 18.5% for the Standard & Poor’s (S&P) 500 Index and an increase of 21.5% for the Russell 1000 Growth Index. Other classes of shares are available. See page 2 for the performance information for all classes.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2019.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Comparative Results

Average Annual Returns through June 30, 2019 (a) (Unaudited)						Since Inception (4/10/87)
	Six Months	1 Year	3 Year	5 Year	10 Year
Class I (GGCIX)	22.27%	12.18%	18.99%	13.16%	14.67%	10.59%
S&P 500 Index	18.54	10.42	14.19	10.71	14.70	9.86	(b)
Russell 1000 Growth Index	21.49	11.56	18.07	13.39	16.28	9.73	(b)
Class AAA (GABGX)	22.12	11.91	18.70	12.88	14.39	10.49
Class A (GGCAX)	22.11	11.91	18.70	12.88	14.39	10.49
With sales charge (c)	15.09	5.47	16.38	11.55	13.72	10.30
Class C (GGCCX)	21.69	11.08	17.82	12.04	13.54	10.10
With contingent deferred sales charge (d)	20.69	10.08	17.82	12.04	13.54	10.10

In the current prospectuses dated April 30, 2019, the expense ratios for Class AAA, A, C, and I Shares are 1.40%, 1.40%, 2.15%, and 1.15%, respectively. See page 8 for the expense ratios for the six months ended June 30, 2019. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)  Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003, and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Russell 1000 Growth Index measures the performance of the large cap growth segment of the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

(b)  S&P 500 Index and Russell 1000 Growth Index since inception performance results are as of March 31, 1987.

(c)   Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(d)  Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The GAMCO Growth Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2019 through June 30, 2019	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/19	Ending Account Value 06/30/19	Annualized Expense Ratio	Expenses Paid During Period*
The GAMCO Growth Fund
Actual Fund Return
Class AAA	$1,000.00	$1,221.20	1.39%	$ 7.66
Class A	$1,000.00	$1,221.10	1.39%	$ 7.65
Class C	$1,000.00	$1,216.90	2.14%	$11.76
Class I	$1,000.00	$1,222.70	1.14%	$ 6.28
Hypothetical 5% Return
Class AAA	$1,000.00	$1,017.90	1.39%	$ 6.95
Class A	$1,000.00	$1,017.90	1.39%	$ 6.95
Class C	$1,000.00	$1,014.18	2.14%	$10.69
Class I	$1,000.00	$1,019.14	1.14%	$ 5.71

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2019:

The GAMCO Growth Fund

Financial Services	21.0%
Technology - Computer Software and Services	18.4%
Consumer Discretionary - Other	17.2%
Health Care	13.7%
Technology - Internet	9.0%
Technology - Computer Technology, Semiconductors, and Components	5.1%

Utilities	4.8%
U.S. Government Obligations	3.8%
Consumer Staples	3.6%
Consumer Discretionary - Media	3.5%
Other Assets and Liabilities (Net)	(0.1)%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The GAMCO Growth Fund

Schedule of Investments — June 30, 2019 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 96.3%
	FINANCIAL SERVICES — 21.0%
131,700	American Tower Corp., REIT	$20,803,421	$26,926,065
182,000	Crown Castle International Corp., REIT	20,085,081	23,723,700
84,400	Fiserv Inc.†	4,311,249	7,693,904
154,400	Mastercard Inc., Cl. A	4,982,878	40,843,432
205,000	PayPal Holdings Inc.†	14,453,422	23,464,300
43,000	Square Inc., Cl. A†	3,167,777	3,118,790
130,900	Visa Inc., Cl. A	3,489,724	22,717,695

		71,293,552	148,487,886

	TECHNOLOGY - COMPUTER SOFTWARE AND SERVICES — 18.4%
88,000	Adobe Inc.†	10,441,512	25,929,200
62,000	Anaplan Inc.†	3,220,049	3,129,140
33,000	Autodesk Inc.†	4,024,447	5,375,700
28,000	Coupa Software Inc.†	3,568,788	3,545,080
418,000	Microsoft Corp.	14,390,115	55,995,280
89,800	ServiceNow Inc.†	16,211,317	24,656,386
64,000	Slack Technologies Inc., Cl. A†	2,467,200	2,400,000
31,000	Workday Inc., Cl. A†	5,131,968	6,372,980
30,760	Zoom Video Communications Inc., Cl. A†	2,383,667	2,731,181

		61,839,063	130,134,947

	CONSUMER DISCRETIONARY - OTHER — 17.2%
22,600	Amazon.com Inc.†	9,205,216	42,796,038
68,400	Costco Wholesale Corp.	12,991,382	18,075,384
101,200	McDonald’s Corp.	19,254,754	21,015,192
60,400	Netflix Inc.†	16,314,507	22,186,128
84,900	Nike Inc., Cl. B	3,231,277	7,127,355
58,400	The Estee Lauder Companies Inc., Cl. A	10,172,987	10,693,624

		71,170,123	121,893,721

	HEALTH CARE — 13.7%
48,800	Danaher Corp.	3,442,068	6,974,496
87,600	Edwards Lifesciences Corp.†	11,266,032	16,183,224
48,700	Illumina Inc.†	12,513,367	17,928,905
14,100	Intuitive Surgical Inc.†	7,026,922	7,396,155
61,200	Thermo Fisher Scientific Inc.	12,163,695	17,973,216
19,100	UnitedHealth Group Inc.	2,421,531	4,660,591

Shares		Cost	Market Value
18,000	Veeva Systems Inc., Cl. A†	$3,080,616	$2,917,980
202,300	Zoetis Inc.	10,286,413	22,959,027

		62,200,644	96,993,594

	TECHNOLOGY - INTERNET — 9.0%
17,100	Alphabet Inc., Cl. A†	6,830,730	18,515,880
12,645	Alphabet Inc., Cl. C†	6,138,561	13,668,107
125,900	Facebook Inc., Cl. A†	9,508,262	24,298,700
33,100	IAC/InterActiveCorp. †	4,852,545	7,200,243

		27,330,098	63,682,930

	TECHNOLOGY - COMPUTER TECHNOLOGY, SEMICONDUCTORS, AND COMPONENTS — 5.1%
183,600	Apple Inc.	9,916,781	36,338,112

	UTILITIES — 4.8%
100,000	American Water Works Co. Inc.	9,411,032	11,600,000
108,400	NextEra Energy Inc.	18,935,067	22,206,824

		28,346,099	33,806,824

	CONSUMER STAPLES — 3.6%
191,100	PepsiCo Inc.	24,683,488	25,058,943

	CONSUMER DISCRETIONARY - MEDIA — 3.5%
178,200	The Walt Disney Co.	23,790,362	24,883,848

	TOTAL COMMON STOCKS	380,570,210	681,280,805

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 3.8%
$26,705,000	U.S. Treasury Bills,
	1.972% to 2.156%††, 07/23/19 to 09/26/19	26,650,988	26,650,335

	TOTAL INVESTMENTS — 100.1%	$407,221,198	707,931,140

	Other Assets and Liabilities (Net) — (0.1)%		(891,221)

	NET ASSETS — 100.0%.		$707,039,919

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

The GAMCO Growth Fund

Statement of Assets and Liabilities

June 30, 2019 (Unaudited)

Assets:
Investments, at value (cost $407,221,198)	$707,931,140
Cash	2,569
Receivable for Fund shares sold	57,148
Dividends receivable	211,659
Prepaid expenses	33,925

Total Assets	708,236,441

Liabilities:
Payable for Fund shares redeemed	249,106
Payable for investment advisory fees	574,369
Payable for distribution fees	129,567
Payable for accounting fees	7,500
Payable for shareholder services fees	107,698
Payable for shareholder communications expenses	66,609
Other accrued expenses	61,673

Total Liabilities	1,196,522

Net Assets (applicable to 10,570,111 shares outstanding)	$707,039,919

Net Assets Consist of:
Paid-in capital	$352,638,219
Total distributable earnings	354,401,700

Net Assets	$707,039,919

Shares of Beneficial Interest, each at $0.01 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($620,820,759 ÷ 9,300,074 shares outstanding)	$66.75
Class A:
Net Asset Value and redemption price per share ($5,198,385 ÷ 77,850 shares outstanding)	$66.77
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$70.84
Class C:
Net Asset Value and offering price per share ($2,987,929 ÷ 51,761 shares outstanding)	$57.73	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($78,032,846 ÷ 1,140,426 shares outstanding)	$68.42

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2019 (Unaudited)

Investment Income:
Dividends	$2,602,069
Interest	76,724

Total Investment Income	2,678,793

Expenses:
Investment advisory fees	3,322,120
Distribution fees - Class AAA	730,999
Distribution fees - Class A	6,436
Distribution fees - Class C	15,278
Shareholder services fees	214,801
Shareholder communications expenses	66,210
Trustees’ fees	55,156
Registration expenses	33,894
Legal and audit fees	30,913
Accounting fees	22,500
Custodian fees	21,229
Tax expense	8,309
Interest expense	379
Miscellaneous expenses	19,755

Total Expenses	4,547,979

Less:
Expenses paid indirectly by broker (See Note 6)	(3,061)

Net Expenses	4,544,918

Net Investment Loss	(1,866,125)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	55,875,748

Net change in unrealized appreciation/depreciation:
on investments	76,239,615
on foreign currency translations	(149)

Net change in unrealized appreciation/ depreciation on investments and foreign currency translations	76,239,466

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	132,115,214

Net Increase in Net Assets Resulting from Operations	$130,249,089

See accompanying notes to financial statements.

The GAMCO Growth Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2019 (Unaudited)	Year Ended December 31, 2018
Operations:
Net investment loss	$(1,866,125)	$(3,078,546)
Net realized gain on investments and foreign currency transactions	55,875,748	30,352,468
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	76,239,466	(14,734,577)

Net Increase in Net Assets Resulting from Operations	130,249,089	12,539,345

Distributions to Shareholders:
Accumulated earnings
Class AAA	—	(28,248,219)
Class A	—	(254,355)
Class C	—	(171,579)
Class I	—	(3,206,862)

Total Distributions to Shareholders	—	(31,881,015)

Shares of Beneficial Interest Transactions:
Class AAA	(18,558,737)	(9,713,544)
Class A	(755,219)	1,730,791
Class C	(471,939)	345,174
Class I	2,883,420	12,405,471
Class T*	—	(1,380)

Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	(16,902,475)	4,766,512

Redemption Fees	513	506

Net Increase/(Decrease) in Net Assets	113,347,127	(14,574,652)
Net Assets:
Beginning of year	593,692,792	608,267,444

End of period	$707,039,919	$593,692,792

*	Class T Shares were liquidated on September 21, 2018.

See accompanying notes to financial statements.

The GAMCO Growth Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss)									Ratios to Average Net Assets/
		from Investment Operations			Distributions						Supplemental Data
			Net
			Realized
			and
	Net Asset	Net	Unrealized		Net				Net Asset			Net
	Value,	Investment	Gain	Total from	Realized	Return			Value,		Net Assets	Investment				Portfolio
Year Ended	Beginning	Income	on	Investment	Gain on	of	Total	Redemption	End of	Total	End of Period	Income		Operating		Turnover
December 31	of Year	(Loss)(a)	Investments	Operations	Investments	Capital	Distributions	Fees (a)(b)	Period	Return†	(in 000’s)	(Loss)		Expenses		Rate
Class AAA
2019(c)	$54.66	$(0.18)	$12.27	$12.09	—	—	—	$0.00	$66.75	22.1%	$620,821	(0.59	)%(d)	1.39	%(d)(e)	40%
2018	56.74	(0.31)	1.32	1.01	$(3.09)	—	$(3.09)	0.00	54.66	1.8	524,721	(0.49)		1.40	(e)	65
2017	46.56	(0.08)	13.82	13.74	(3.56)	—	(3.56)	0.00	56.74	29.5	550,300	(0.15)		1.41	(e)	50
2016	47.60	(0.02)	1.39	1.37	(2.38)	$(0.03)	(2.41)	0.00	46.56	2.8	460,437	(0.04)		1.44	(e)(f)	52
2015	48.93	(0.05)	2.62	2.57	(3.90)	—	(3.90)	0.00	47.60	5.1	484,320	(0.11)		1.43	(e)	40
2014	46.62	(0.06)	4.66	4.60	(2.29)	—	(2.29)	0.00	48.93	9.8	514,214	(0.13)		1.43		34
Class A
2019(c)	$54.68	$(0.18)	$12.27	$12.09	—	—	—	$0.00	$66.77	22.1%	$5,198	(0.57	)%(d)	1.39	%(d)(e)	40%
2018	56.76	(0.31)	1.32	1.01	$(3.09)	—	$(3.09)	0.00	54.68	1.8	4,882	(0.50)		1.40	(e)	65
2017	46.57	(0.08)	13.83	13.75	(3.56)	—	(3.56)	0.00	56.76	29.5	3,448	(0.15)		1.41	(e)	50
2016	47.61	(0.02)	1.39	1.37	(2.38)	$(0.03)	(2.41)	0.00	46.57	2.8	3,066	(0.03)		1.44	(e)(f)	52
2015	48.93	(0.05)	2.63	2.58	(3.90)	—	(3.90)	0.00	47.61	5.1	3,120	(0.10)		1.43	(e)	40
2014	46.62	(0.06)	4.66	4.60	(2.29)	—	(2.29)	0.00	48.93	9.8	1,626	(0.13)		1.43		34
Class C
2019(c)	$47.44	$(0.36)	$10.65	$10.29	—	—	—	$0.00	$57.73	21.7%	$2,988	(1.35	)%(d)	2.14	%(d)(e)	40%
2018	50.02	(0.68)	1.19	0.51	$(3.09)	—	$(3.09)	0.00	47.44	1.1	2,849	(1.24)		2.15	(e)	65
2017	41.68	(0.44)	12.34	11.90	(3.56)	—	(3.56)	0.00	50.02	28.5	2,715	(0.90)		2.16	(e)	50
2016	43.18	(0.35)	1.26	0.91	(2.38)	$(0.03)	(2.41)	0.00	41.68	2.1	1,778	(0.81)		2.19	(e)(f)	52
2015	45.06	(0.40)	2.42	2.02	(3.90)	—	(3.90)	0.00	43.18	4.3	2,476	(0.86)		2.18	(e)	40
2014	43.42	(0.39)	4.32	3.93	(2.29)	—	(2.29)	0.00	45.06	9.0	1,438	(0.87)		2.18		34
Class I
2019(c)	$55.96	$(0.11)	$12.57	$12.46	—	—	—	$0.00	$68.42	22.3%	$78,033	(0.33	)%(d)	1.14	%(d)(e)	40%
2018	57.87	(0.15)	1.33	1.18	$(3.09)	—	$(3.09)	0.00	55.96	2.1	61,241	(0.23)		1.15	(e)	65
2017	47.31	0.06	14.06	14.12	(3.56)	—	(3.56)	0.00	57.87	29.8	51,803	0.10		1.16	(e)	50
2016	48.22	0.11	1.39	1.50	(2.38)	$(0.03)	(2.41)	0.00	47.31	3.1	36,866	0.22		1.19	(e)(f)	52
2015	49.39	0.07	2.66	2.73	(3.90)	—	(3.90)	0.00	48.22	5.4	35,484	0.14		1.17	(e)	40
2014	46.92	0.06	4.70	4.76	(2.29)	—	(2.29)	0.00	49.39	10.1	16,336	0.11		1.18		34

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	For the six months ended June 30, 2019, unaudited.
(d)	Annualized.
(e)

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the six months ended June 30, 2019 and the years ended December 31, 2018, 2017, 2016, and 2015, there was no impact on the expense ratios.

(f)

During the year ended December 31, 2016, the Fund received a reimbursement of custody expenses paid in prior years. Had such reimbursement (allocated by relative net asset values of the Fund’s share classes) been included in this period, the annualized expense ratios would have been 1.33% (Class AAA), 1.33% (Class A), 2.09% (Class C), and 1.07% (Class I).

See accompanying notes to financial statements.

The GAMCO Growth Fund

Notes to Financial Statements (Unaudited)

1. Organization. The GAMCO Growth Fund was organized on October 24, 1986 as a Massachusetts business trust and commenced investment operations on April 10, 1987. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is capital appreciation.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

New Accounting Pronouncements. To improve the effectiveness of fair value disclosure requirements, the Financial Accounting Standards Board recently issued Accounting Standard Update (ASU) 2018-13, Fair Value Measurement Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (ASU 2018-13), which adds, removes, and modifies certain aspects relating to fair value disclosure. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019; early adoption of the additions relating to ASU 2018-13 is not required, even if early adoption is elected for the removals under ASU 2018-13. Management has early adopted the removals set forth in ASU 2018-13 in these financial statements and has not early adopted the additions set forth in ASU 2018-13.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

The GAMCO Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2019 is as follows:

Investments
in Securities
Valuation Inputs*	(Market Value)

Level 1 - Quoted Prices	$681,280,805
Level 2 - Other Significant Observable Inputs	26,650,335

Total	$707,931,140

*

Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Investments (SOI). Please refer to the SOI for the industry classifications of these portfolio holdings. Level 1 consists of Common Stocks and Real Estate Investment Trusts. Level 2 consists of U.S. Government Obligations.

There were no Level 3 investments held at June 30, 2019 or December 31, 2018.

The GAMCO Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than of securities of comparable U.S. issuers.

The GAMCO Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to the write-off of current year net operating loss. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the years ended December 31, 2018 was as follows:

Distributions paid from:
Net long term capital gains	$31,881,015

Total distributions paid	$31,881,015

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The GAMCO Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2019:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$407,845,006	$301,104,529	$(1,018,395)	$300,086,134

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2019, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2019, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $9,000 plus $2,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. The Chairman of the Audit Committee and the Lead Trustee each receives an annual fee of $2,000. The Chairman of the Nominating Committee receives a $1,000 annual fee. A Trustee may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2019, other than short term securities and U.S. Government obligations, aggregated $263,363,684 and $305,328,186, respectively.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2019, the Distributor retained a total of $2,889 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The GAMCO Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

During the six months ended June 30, 2019, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $3,061.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2019, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 4, 2020 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30 day ICE LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2019, there were no borrowings outstanding under the line of credit.

8. Shares of Beneficial Interest. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2019 and year ended December 31, 2018, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

The GAMCO Growth Fund

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of beneficial interest were as follows:

	Six Months Ended
	June 30, 2019		Year Ended
	(Unaudited)		December 31, 2018
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	82,096	$5,142,803	290,016	$18,274,431
Shares issued upon reinvestment of distributions	—	—	495,908	26,863,465
Shares redeemed	(381,619)	(23,701,540)	(885,310)	(54,851,440)

Net decrease	(299,523)	$(18,558,737)	(99,386)	$(9,713,544)

Class A
Shares sold	18,068	$1,150,155	65,379	$4,011,440
Shares issued upon reinvestment of distributions	—	—	4,497	243,671
Shares redeemed	(29,500)	(1,905,374)	(41,355)	(2,524,320)

Net increase/(decrease)	(11,432)	$(755,219)	28,521	$1,730,791

Class C
Shares sold	9,854	$533,122	19,066	$1,047,895
Shares issued upon reinvestment of distributions	—	—	3,395	159,630
Shares redeemed	(18,137)	(1,005,061)	(16,683)	(862,351)

Net increase/(decrease)	(8,283)	$(471,939)	5,778	$345,174

Class I
Shares sold	82,798	$5,269,375	276,328	$17,594,901
Shares issued upon reinvestment of distributions	—	—	53,026	2,940,840
Shares redeemed	(36,749)	(2,385,955)	(130,167)	(8,130,270)

Net increase	46,049	$2,883,420	199,187	$12,405,471

Class T*
Shares redeemed	—	$—	(20)	$(1,380)

Net decrease	—	$—	(20)	$(1,380)

*	Class T Shares were liquidated on September 21, 2018.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The GAMCO Growth Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

At its meeting on February 21, 2019, the Board of Trustees (Board) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium, and long term performance (as of December 31, 2018) of the Fund against a peer group of 103 other comparable funds prepared by the Adviser (the Adviser Peer Group) and against a peer group prepared by Broadridge (the Broadridge Performance Peer Group) consisting of all retail large-cap growth funds, regardless of asset size or primary channel of distribution, as represented by the Lipper Large-Cap Growth Index. The Independent Board Members noted that the Fund’s performance was in the second quartile for the one year, three year and five year periods, as measured against the Adviser Peer Group. Against the Broadridge Performance Peer Group, the Independent Board Members noted that the Fund’s performance was in the second quintile in its category for the one year and three year periods, and in the third quintile for the five year period. The Independent Board Members also the Fund’s performance was above average as compared to the Adviser Peer Group and its performance during each period was above the median total return of the Adviser Peer Group.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a small portion of the Fund’s portfolio transactions were executed by an affiliated broker and that the affiliated broker received distribution fees and minor amounts of sales commissions.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund to similar expense ratios of a peer group of 93 other comparable funds prepared by the Adviser and a peer group of eight other large-cap growth funds selected by Broadridge and noted that the advisory fee includes substantially all administrative services for the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that while the Fund’s total expense ratios were above average within each of the peer groups, the Fund’s other expense ratios were below average within the peer group selected by the Adviser and that the Fund’s size was below the mean within the peer group selected by the Adviser and at the mean within the peer group selected by Broadridge. The Independent Board Members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds. The Board recognized that the Adviser and its affiliates did not manage other accounts with similar strategies that had fees lower than those charged for the Fund.

The GAMCO Growth Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited) (Continued)

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and an acceptable performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were reasonable and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment advisory agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based its decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●  Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●  Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

THE GAMCO GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Howard F. Ward, CFA, joined Gabelli Funds in 1995 and currently serves as GAMCO’s Chief Investment Officer of Growth Equities as well as a Gabelli Funds, LLC portfolio manager for several funds within the Gabelli/GAMCO Fund Complex. Prior to joining Gabelli, Mr. Ward served as Managing Director and Lead Portfolio Manager for several Scudder mutual funds. He also was an Investment Officer in the Institutional Investment Department with Brown Brothers, Harriman & Co. Mr. Ward received his BA in Economics from Northwestern University.

Christopher D. Ward, CFA, joined the GAMCO Growth Team in 2015 as Vice President and Research Analyst. Prior to joining Gabelli Funds, Mr. Ward spent five years at Morgan Stanley Private Wealth Management where he served as Director of Business Strategy for The Apollo Group. Before joining Morgan Stanley, he was with the GFI Group, Inc., a wholesale institutional brokerage firm. Mr. Ward is a Chartered Financial Analyst and a member of the New York Society of Security Analysts. He graduated from Boston College with a BA in Economics.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GAMCO GROWTH FUND

One Corporate Center

Rye, New York 10580-1422

t    800-GABELLI (800-422-3554)

f    914-921-5118

e   info@gabelli.com

     GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Mario J. Gabelli, CFA

Chairman and Chief

Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

James P. Conn

Former Chief Investment Officer,

Financial Security Assurance Holdings Ltd.

John D. Gabelli

Senior Vice President,

G.research, LLC

Robert J. Morrissey

Partner,

Morrissey, Hawkins & Lynch

Anthony Torna, Sr.

Former Investment Counselor,

Maxim Group LLC

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Agnes Mullady

Vice President

Andrea R. Mango

Secretary

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and

Trust Company

TRANSFER AGENT AND

DIVIDEND DISBURSING AGENT

DST Asset Manger

Solutions, Inc.

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB406Q219SR

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The GAMCO Growth Fund

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/5/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/5/19

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	9/5/19

* Print the name and title of each signing officer under his or her signature.